Label	Element	Value
Neuberger Berman Absolute Return Multi-Manager Fund
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Supplement [Text Block]	nbaf_SupplementTextBlock
Neuberger Berman Alternative and Multi-Asset Class Funds®

Supplement to the Prospectus dated February 28, 2013

Neuberger Berman Absolute Return Multi-Manager Fund

Class A, Class C and Institutional Class

This supplement describes important changes affecting Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”).  These changes were proposed by Neuberger Berman Management LLC (“NB Management”) and NB Alternative Investment Management LLC (“NBAIM”) and approved by the Fund’s Board of Trustees (the “Board”) as being in the best interests of the Fund’s shareholders.  If you have any questions regarding these changes, please contact NB Management at 877-628-2583.

New Subadviser

As disclosed in the Fund’s Prospectus, NB Management and the Fund have obtained an exemptive order from the Securities and Exchange Commission that permits NB Management and NBAIM to engage additional unaffiliated subadvisers and to enter into a subadvisory agreement with an unaffiliated subadviser, upon the approval of the Board, without obtaining shareholder approval. Effective November 1, 2013, NB Management has engaged SLS Management, LLC (“SLS Management”) as a new subadviser for the Fund to employ a long/short strategy focused on equity securities involved in a variety of potential restructurings with respect to the portion of the Fund allocated to it.

As a result of these changes, the Class A, Class C and Institutional Class Prospectus of the Fund dated February 28, 2013, is revised as follows:

The paragraph entitled “Equity Restructurings” on page 4 in the “Principal Investment Strategies” section of the Class A, Class C and Institutional Class Prospectus is deleted in its entirety and replaced with the following:

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Equity Restructurings Long/Short: This strategy involves examining companies for the prospect of a variety of potential restructurings. The subadviser takes either a long or a short position in equity securities of companies that are undergoing or have recently completed a restructuring. Typical restructurings may include: selling significant assets or portions of a business, entering new businesses, changes in management, significant changes in corporate policy and/or cost structure, such as altering compensation schemes, emergence from bankruptcy, companies undergoing significant changes due to regulatory changes and other corporate reorganizations, including mergers and acquisitions.  Restructurings also may include: holding company arbitrage (i.e., attempting to take advantage of apparent disparities between the prices of a holding company’s stock and the prices of any listed companies it may hold), spin-offs, stub trades, recapitalizations and share buybacks.  A subadviser may not focus on all types of restructurings and may focus only on certain types of restructurings.

The following is added as a line of the table that appears on the top of page 5 in the “Principal Investment Strategies” section of the Class A, Class C and Institutional Class Prospectus:

Equity Restructurings Long/Short	SLS Management, LLC

Additionally, the following changes are being made regarding the asset allocation to MacKay Shields LLC:

The last two sentences of the “Principal Investment Strategies - Credit Long/Short:” section on page 4 of the Class A, Class C and Institutional Class Prospectus are deleted.

The asterisk next to “MacKay Shields LLC” in the table and the accompanying note which appear on page 5 in the “Principal Investment Strategies” section of the Class A, Class C and Institutional Class Prospectus are deleted.

Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Absolute Return Multi-Manager Fund